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                            UNITED STATES                    OMB APPROVAL
                                                      --------------------------
                 SECURITIES AND EXCHANGE COMMISSION   OMB Number:      3235-0456
                       Washington, D.C. 20549         Expires:   August 31, 2000
                                                      Estimated average burden
                                                      hours per response.......1
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                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

       Read  instructions  at end of Form  before  preparing Form.

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      1.     Name and address of issuer:

             PaineWebber Investment Series
             51 West 52nd Street
             New York, NY 10019-6114
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      2.     The name of each series or class of securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|
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      3.     Investment Company Act File Number:

                  811-5259

             Securities Act File Number:

                  33-11025
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      4(a). Last day of fiscal year for which this Form is filed:

                  October 31, 1999
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      4(b).  |_|  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
                  (See Instruction A.2)

      Note: If the form is being filed late, interest must be paid on the registration fee due.
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      4(c).  |_|  Check box if this is the last time the issuer will be filing this Form.


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


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         5. Calculation of registration fee:

              (i)    Aggregate sale price of securities sold   $     167,190,715
                     during the fiscal year pursuant to        -----------------
                     section 24(f):

              (ii)   Aggregate price of securities
                     redeemed or repurchased during
                     the fiscal year                   $    255,256,106
                                                       ----------------

              (iii)  Aggregate price of securities
                     redeemed or repurchased during
                     any prior fiscal year ending no
                     earlier than October 1, 1995 that
                     were not previously used to
                     reduce registration fees payable
                     to the                            $    758,704,433
                                                       ----------------
                     Commission:

              (iv)   Total available redemption credits
                     [add Items 5(ii) and 5(iii)]:              - $1,013,960,539
                                                                  --------------

              (v)    Net sales - if item 5(i) is greater
                     than Item 5(iv) [subtract item 5(iv)      $               0
                     from Item 5(i)]:                          -----------------

      ------------------------------------------------------------------
              (vi)   Redemption credits available
                     for use in future years  -- if     $(  846,769,824)
                     Item 5(i) is less than Item 5(iv)  ----------------
                     [subtract Item 5(iv) from Item
                     5(i)]:
      ------------------------------------------------------------------

              (vii)  Multiplier for determining
                     registration fee (See Instruction C.9):    = $     0.000264
                                                                ----------------

              (viii) Registration  fee due  [multiply
                     Item 5(v) by Item 5(vii)] (enter "0"
                     if no fee is due):                         = $            0
                                                                ----------------
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         6.     Prepaid Shares

                If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares
                                              ---
                or other  units  that were  registered  pursuant  to rule  24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                150,284,728.
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        7.      Interest  due - if this  Form is being  filed  more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                 + $           0
                                                                 ---------------
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         8.     Total of the amount of the registration fee due plus any
                interest due [line 5(viii) plus line 7]:

                                                                 = $           0
                                                                 ===============
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


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        9.      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                          Method of Delivery:

                                           |_|      Wire Transfer

                                           |_|      Mail or other means
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John J. Lee
                           --------------------------------------
                           John J. Lee
                           --------------------------------------
                           Vice President and Assistant Treasurer
                           --------------------------------------

Date:    January 19, 2000
         ----------------

  *Please print the name and title of the signing officer below the signature.